Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Leases

(6) Leases

The Company has a noncancelable operating lease for office and warehouse space in San Clemente, which was extended by twelve months with an end date of June 30, 2023. The Company also had an operating lease and warehouse space in Carlsbad, California, which expired June 30, 2022. The Company does not have any short-term leases or financing lease arrangements. Lease and non-lease components are accounted for separately.

Operating lease costs were $0.1 million and $0.2 million for the three months ended September 30, 2022 and 2021, respectively, and $0.6 million and $0.5 million for the nine months ended September 30, 2022 and 2021, respectively. Variable lease costs were not material.

Supplemental information related to operating leases is as follows:

	September 30	December 31,
Balance Sheet information	2022	2021
Operating lease ROU assets	$255	$266

Operating lease liabilities, current portion	$255	$279
Total operating lease liabilities	$255	$279

Cash flow information for the nine months ended September 30,	2022	2021
Cash paid for amounts included in the measurement of operating leases liabilities	$473	$365

Maturities of operating lease liabilities were as follows:

Remainder of 2022	$87
2023	173
2024	—
Total lease payments	260
Less: imputed interest	5
Total lease liabilities	$255

Weighted-average remaining lease term at end of period (in years)	0.7
Weighted-average discount rate at end of period	5.1%

(9)	Leases

The Company had noncancelable operating leases for office and warehouse space in San Clemente and Carlsbad, California, as well as and noncancelable operating leases for certain office equipment that expire at various dates through 2022. The Company does not have any short-term leases or financing lease arrangements and the effects of any lease modifications have not been material. Certain of the Company’s equipment leases include variable lease payments that are adjusted periodically based on actual usage. Lease and non-lease components are accounted for separately.

The Company determines the lease term as the noncancelable period of the lease, and may include options to extend or terminated the lease when reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the balance sheet. The Company uses its incremental borrowing rate based on the information available at lease commencement in determining the present value of unpaid lease payments. Right-of-use assets also include any lease payments made at or before lease commencement and any initial direct costs incurred, and exclude any lease incentives received.

Operating lease costs for the years ended December 31, 2021 and 2020, were $0.6 and $0.3 million, respectively. Variable lease costs were not material.

Supplemental information related to operating leases is as follows:

Balance sheet information at December 31, 2021
Operating lease ROU assets	$266

Operating lease liabilities, current portion	$279
Operating lease liabilities, long-term portion	—
Total operating lease liabilities	$279

Cash flow information for the nine months ended September 30, 2021
Cash paid for amounts included in the measurement of operating leases liabilities	$565

Maturities of operating lease liabilities at December 31, 2021 were as follows:

Twelve months ending December 31, 2021
2022	$283
Total lease payments	283
Less: imputed interest	4
Total lease liabilities	$279

Weighted-average remaining lease term at end of period (in years)	0.4
Weighted-average discount rate at end of period	5.1